Organisation and basis of preparation - Change in accounting policy (Details) - USD ($) $ in Millions	3 Months Ended														6 Months Ended		9 Months Ended					12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025		Dec. 31, 2024		Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Consolidated balance sheet
Cash and cash equivalents	$ 8,114	[1]			$ 5,903	[1]	$ 6,184		$ 7,386	$ 8,227	$ 8,070	$ 12,151	$ 17,626	$ 14,930	$ 7,386	$ 17,626	$ 8,114	[1]	$ 6,184		$ 12,151	$ 5,903	[1]	$ 8,070	$ 9,451
Prepayments and financial receivables	4,284	[1],[2]			6,084	[1],[2]					5,300						4,284	[1],[2]				6,084	[1],[2]	5,300
Sum					11,987						13,370											11,987		13,370
Consolidated Statement of Cash Flows
Cash collaterals for commodity derivative transactions	44	[3]	$ 347	[3]	(399)		(563)	[3]	200	117	698	(245)	426	3,678	317	4,103	509	[3]	(246)	[3]	3,858	(645)		4,556
Cash flows from (used in) operations before changes in working capital	9,098		9,167		9,414		8,670		9,948	9,806	11,588	11,091	10,910	18,982	19,754	29,893	28,885		28,424		40,984	37,838		52,572
Cash flows from (used in) operating activities	6,346		$ 2,477		2,022		6,495		1,811	9,138	3,434	4,992	2,283	18,548	10,948	20,831	17,865		17,443		25,823	19,465		29,257
Cash and cash equivalents (net of overdraft)	$ 8,114	[1]			5,903	[1]	6,184		7,386	8,227	8,070	12,151	17,626	14,930	7,386	17,626	$ 8,114	[1]	6,184		12,151	5,903	[1]	8,070	9,451
As reported
Consolidated balance sheet
Cash and cash equivalents					8,120		8,002		8,641	9,682	9,641	14,420	19,650	17,380	8,641	19,650			8,002		14,420	8,120		9,641	15,579
Prepayments and financial receivables					3,867						3,729											3,867		3,729
Sum					11,987						13,370											11,987		13,370
Consolidated Statement of Cash Flows
Cash collaterals for commodity derivative transactions					0		0		0	0	0	0	0	0	0	0			0		0	0		0
Cash flows from (used in) operations before changes in working capital					9,813		9,233		9,748	9,689	10,890	11,336	10,485	15,305	19,437	25,789			28,670		37,126	38,483		48,016
Cash flows from (used in) operating activities					2,421		7,057		1,611	9,021	2,736	5,236	1,857	14,871	10,632	16,728			17,689		21,965	20,110		24,701
Cash and cash equivalents (net of overdraft)					$ 8,120		$ 8,002		$ 8,641	$ 9,682	$ 9,641	$ 14,420	$ 19,650	$ 17,380	$ 8,641	$ 19,650			$ 8,002		$ 14,420	$ 8,120		$ 9,641	$ 15,579

[1]	1) Restated for 2024. For more information see note 1 Organisation and basis of preparation.
[2]
2) Includes collateral deposits of USD 1.5 billion for 30 September 2025 related to certain requirements set out by exchanges where Equinor is participating. The corresponding figure for 31 December 2024 is USD 2.2 billion.

[3]
1) As from the first quarter 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 1 Organisation and basis of preparation.